BUSINESS ACQUISITIONS (Details - Condensed consolidated balance sheet) - Optilan India PVT Ltd Aad Optilan Communication and Security Systems Ltd [Member]	Sep. 11, 2024 USD ($) shares
Business Acquisition [Line Items]
Property, Plant & Equipment	$ 22,100
Shares | shares	42,900
Business Combination, Consideration Transferred	$ 65,000